Leases - lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost:
Operating lease cost	$ 5,384,851	$ 6,487,116
Short-term lease cost	2,612,901	1,384,416
Finance lease cost:
Amortization of finance lease assets	2,690,976	3,494,618
Interest on the lease liabilities	501,037	489,581
Total lease cost	11,189,765	11,855,731
Supplemental cash flow information related to leases
Operating cash flows for operating leases	4,485,361	6,354,922
Operating cash flows for finance leases	16,222	155,188
Financing cash flows for finance leases	$ 1,916,297	$ 8,476,338	$ 6,135,547